Lease Liabilities - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statements [Line Items]
Selling and administrative expenses	$ 327	$ 293
Lease interest expense	4	5
Cash outflow for leases	27	22
Selling, general and administrative expense [member]
Statements [Line Items]
Selling and administrative expenses	$ 327	$ 293